Cover	Apr. 05, 2023
Cover [Abstract]
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Address Line One	200 Broadhollow Road
Entity Address, Address Line Two	Suite 207
Document Type	8-K
Document Period End Date	Apr. 04, 2023
Entity Registrant Name	Intellicheck, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15465
Entity Tax Identification Number	11-3234779
Trading Symbol	IDN
Pre-commencement Issuer Tender Offer	false
Entity Address, Postal Zip Code	11747
City Area Code	516